Investment Risks	Sep. 30, 2025
Jensen Quality MidCap Fund | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.
Jensen Quality MidCap Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk
    The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Jensen Quality MidCap Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Jensen Quality MidCap Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events RiskU.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Jensen Quality MidCap Fund | Company And Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of 15% or greater for at least ten consecutive fiscal years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong market appreciation, but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.
Further, a significant portion of the Fund’s portfolio may be invested in the equity securities of companies comprising one or more industry sectors and such sectors favored by the Adviser will change during certain market environments. As of the Fund’s most recent fiscal year end, a significant portion of the Fund’s portfolio was invested in the following sector:

◦Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Jensen Quality MidCap Fund | Company And Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Jensen Quality MidCap Fund | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Company Risk
    The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Jensen Quality MidCap Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.

Jensen Quality MidCap Fund | Competitive Risk Member
Prospectus [Line Items]
Risk [Text Block]	Competitive Risk Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Jensen Quality MidCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Jensen Global Quality Growth Fund | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.
Jensen Global Quality Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk
The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Jensen Global Quality Growth Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Jensen Global Quality Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events RiskU.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Jensen Global Quality Growth Fund | Company And Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of 15% or greater for at least ten consecutive fiscal years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong market appreciation, but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

Further, a significant portion of the Fund’s portfolio may be invested in the equity securities of companies comprising one or more industry sectors and such sectors favored by the Adviser will change during certain market environments. As of the Fund’s most recent fiscal year end, a significant portion of the Fund’s portfolio was invested in the following sector:

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Jensen Global Quality Growth Fund | Company And Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Jensen Global Quality Growth Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.

Jensen Global Quality Growth Fund | Competitive Risk Member
Prospectus [Line Items]
Risk [Text Block]	Competitive Risk Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Jensen Global Quality Growth Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Currency Risk
Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. The securities of foreign companies are frequently denominated in foreign currencies. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Jensen Global Quality Growth Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk
Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries. Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.

Jensen Global Quality Growth Fund | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-capitalization companies.

Jensen Global Quality Growth Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Jensen Global Quality Growth Fund | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk
Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Jensen Global Quality Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Jensen Global Quality Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and may make the Fund more volatile than more diversified funds.